Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 2,519,665
Prepaid expenses	14,107
Total current assets	2,533,772
Intangible assets	113,933
Total assets	2,647,705
Current liabilities
Accounts payable	123,972
Accounts payable - related party	373,134
Accrued payroll liabilities	34,961
Notes payable - related party	22,910
Total current liabilities	554,977
Total liabilities	554,977
Commitments and contingencies (Note 2)
Stockholders' equity
Preferred stock: $.001 par value: 15,000,000 shares authorized, 199 and 200 shares issued and outstanding as of December 31, 2013 and December 31, 2012, respectively
Common stock; $.001 par value; 100,000,000 shares authorized, 48,700,929 and 42,970,441 shares issued and outstanding as of December 31, 2013 and December 31, 2012, respectively	53,906
Additional paid-in capital	24,346,621
Common stock issuable	1,635,652
Common stock held in escrow	8,441
Accumulated deficit during development stage	(23,951,892)
Total stockholders' equity	2,092,728	39,817	378,287
Total liabilities and stockholders' equity	2,647,705
Restated
Current assets
Cash		477,549	194,721
Prepaid expenses			373,679
Total current assets		477,549	568,400
Intangible assets		98,697	73,582
Total assets		576,246	641,982
Current liabilities
Accounts payable		230,527	177,280
Accounts payable - related party		272,564	52,305
Accrued payroll liabilities		10,428
Notes payable - related party		22,910	34,110
Total current liabilities		536,429	263,695
Total liabilities		536,429	263,695
Commitments and contingencies (Note 2)
Stockholders' equity
Preferred stock: $.001 par value: 15,000,000 shares authorized, 199 and 200 shares issued and outstanding as of December 31, 2013 and December 31, 2012, respectively
Common stock; $.001 par value; 100,000,000 shares authorized, 48,700,929 and 42,970,441 shares issued and outstanding as of December 31, 2013 and December 31, 2012, respectively		48,702	42,970
Additional paid-in capital		8,840,840	6,116,420
Common stock issuable
Common stock held in escrow		8,441	39,469
Accumulated deficit during development stage		(8,858,166)	(5,820,572)
Total stockholders' equity		39,817	378,287
Total liabilities and stockholders' equity		$ 576,246	$ 641,982